Other long-term assets	12 Months Ended
Dec. 31, 2021
Other Non Current Assets [Abstract]
Other long-term assets	9. Other long-term assets

	December 31,	December 31,
	2021	2020
Long-term deposits	$30	$137
Tax credits receivable	332	1,216
	$362	$1,353